Organization and Principal Activities (Details) - USD ($)	Mar. 29, 2019	Dec. 31, 2023	Dec. 31, 2022
Organization and Principal Activities [Line Items]
Agreed equity interest, percentage	100.00%
Net liabilities		$ 72,416,973	$ 75,858,780
Variable Interest Entity [Member]
Organization and Principal Activities [Line Items]
Net liabilities		$ 39,924,262	$ 8,950,579